SPECIAL TERMINATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SPECIAL TERMINATION ARRANGEMENTS
Summary of evolution during each period

	12/31/2020	12/31/2019
Balances at the beginning	1,289,981	829,507
Charged to profit or loss	140,695	718,688
Benefits paid to participants	(284,160)	(258,214)
Balances at closing	1,146,516	1,289,981